Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands	Capital Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock-At Cost [Member]	Deferred Compensation Payable In Company Stock [Member]	Total
Balance at Dec. 31, 2008	$ 29,515	$ 313,516	$ 337,739	$ (285,977)	$ 2,038	$ 396,831
Net income			73,784			73,784
Dividends paid			(8,157)			(8,157)
Stock awards and exercise of stock options (Note 4)	376	21,741		(7,305)		14,812
Purchases of treasury stock (Note 21)				(742)		(742)
Other		633		83	(82)	634
Balance at Dec. 31, 2009	29,891	335,890	403,366	(293,941)	1,956	477,162
Net income			81,831			81,831
Dividends paid			(11,881)			(11,881)
Stock awards and exercise of stock options (Note 4)	491	28,541		(10,615)		18,417
Purchases of treasury stock (Note 21)				(104,139)		(104,139)
Other		576		80	3	659
Balance at Dec. 31, 2010	30,382	365,007	473,316	(408,615)	1,959	462,049
Net income			85,979			85,979
Dividends paid			(12,538)			(12,538)
Stock awards and exercise of stock options (Note 4)	555	33,218		(11,576)		22,197
Purchases of treasury stock (Note 21)				(143,970)		(143,970)
Other		(131)		70	28	(33)
Balance at Dec. 31, 2011	$ 30,937	$ 398,094	$ 546,757	$ (564,091)	$ 1,987	$ 413,684